Stock Options (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Disclosure of incentive stock options granted under the plan [Table Text Block]
		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2025	Granted	Exercised	or Expired	March 31, 2026
July 3, 2025	CDN	$49.00	643	-	-	(643)	-
November 19, 2025	US	$200.00	30,000	-	-	(30,000)	-
December 4, 2025	US	$200.00	1,500	-	-	(1,500)	-
May 18, 2026	CDN	$196.20	3,245	-	-	(370)	2,875
December 10, 2026	CDN	$164.50	42,000	-	-	(1,000)	41,000
February 14, 2028	CDN	$38.00	50,250	-	-	(6,875)	43,375
March 27, 2029	CDN	$27.20	49,125	-	-	(3,875)	45,250
June 28, 2029	CDN	$14.00	2,000	-	-	-	2,000
March 14, 2030	CDN	$7.80	79,500	-	-	(9,875)	69,625
Total outstanding			258,263	-	-	(54,138)	204,125
Total exercisable			168,138				194,675
Weighted Average
Exercise Price (CDN$)			$79.48	$-	$-	$173.15	$52.71
Weighted Average Remaining Life			3.2 years				2.6 years
		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2024	Granted	Exercised	or Expired	March 31, 2025
January 30, 2025	CDN	$25.90	23,821	-	-	(23,821)	-
February 11, 2025	CDN	$83.20	5,000	-	-	(5,000)	-
July 3, 2025	CDN	$49.00	1,500	-	-	(857)	643
November 19, 2025	US	$200.00	30,000	-	-	-	30,000
December 4, 2025	US	$200.00	2,000	-	-	(500)	1,500
May 18, 2026	CDN	$196.20	6,370	-	-	(3,125)	3,245
December 10, 2026	CDN	$164.50	52,325	-	-	(10,325)	42,000
July 4, 2027	CDN	$42.50	1,500	-	-	(1,500)	-
November 2, 2027	US	$24.60	1,000	-	-	(1,000)	-
February 14, 2028	CDN	$38.00	63,250	-	-	(13,000)	50,250
March 27, 2029	CDN	$27.20	60,500	-	-	(11,375)	49,125
June 28, 2029	CDN	$14.00	-	2,000	-	-	2,000
March 14, 2030	CDN	$7.80	-	80,000	-	(500)	79,500
Total outstanding			247,266	82,000		(71,003)	258,263
Total exercisable			171,180				168,138
Weighted Average
Exercise Price (CDN$)			$96.18	$7.95	$-	$62.49	$79.48
Weighted Average Remaining Life			3.2 years				3.2 years
		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2023	Granted	Exercised	or Expired	March 31, 2024
May 4, 2023	CDN	35.00	5,714	-	(4,286)	(1,428)	-
November 30, 2023	CDN	30.10	5,000	-	(1,500)	(3,500)	-
February 12, 2024	CDN	35.00	7,179	-	(1,464)	(5,715)	-
January 30, 2025	CDN	25.90	25,464	-	(1,071)	(572)	23,821
February 11, 2025	CDN	83.20	5,000	-	-	-	5,000
July 3, 2025	CDN	49.00	1,607	-	-	(107)	1,500
November 19, 2025	US	200.00	30,000	-	-	-	30,000
December 4, 2025	US	200.00	2,000	-	-	-	2,000
May 18, 2026	CDN	196.20	7,328	-	-	(958)	6,370
December 10, 2026	CDN	164.50	55,350	-	-	(3,025)	52,325
July 4, 2027	CDN	42.50	1,500	-	-	-	1,500
November 2, 2027	US	24.60	1,000	-	-	-	1,000
February 14, 2028	CDN	38.00	64,500	-	(250)	(1,000)	63,250
March 28, 2028	CDN	28.50	10,000	-	-	(10,000)	-
March 27, 2029	CDN	27.20	-	60,500	-	-	60,500
Total outstanding			221,642	60,500	(8,571)	(26,305)	247,266
Total exercisable			126,513				171,180
Weighted Average
Exercise Price (CDN$)			$107.20	$27.20	$33.09	$52.61	$96.18
Weighted Average Remaining Life			3.4 years				3.2 years

Disclosure of weighted-average assumptions used for valuation of stock option grants [Table Text Block]
For the year ended	March 31, 2026	March 31, 2025	March 31, 2024
Share price on grant date	N/A	CDN $7.80	CDN $27.20
Exercise price	N/A	CDN $7.80	CDN $27.20
Risk-free interest rate	N/A	2.32%	3.40%
Expected life of options	N/A	5 years	5 years
Annualized volatility	N/A	107%	103%
Forfeiture rate	N/A	Nil	Nil
Dividend rate	N/A	N/A	N/A